SCHEDULE OF OPTIONS ACTIVITY (Details) - $ / shares	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Under Options, Outstanding Balance	202,650	202,650	112,685	139,160	139,160	147,619	112,685	147,619	147,619
Weighted Average Exercise Price per Share, Outstanding balance	$ 7.67	$ 7.67	$ 13.10	$ 25.01	$ 25.01	$ 24.42	$ 13.10	$ 24.42	$ 24.42
Weighted Average Remaining Life (Years), Outstanding	8 years 10 months 24 days	8 years 10 months 24 days	8 years 10 months 24 days	6 years 10 months 28 days	6 years 10 months 28 days	6 years 10 months 28 days			8 years 4 months 28 days	7 years 2 months 26 days
Shares Under Options, Granted			90,000
Weighted Average Exercise Price per Share, Granted			$ 0.90
Weighted Average Remaining Life (Years), Granted			9 years 9 months 25 days
Shares Under Options, Expired			(36)			(3,000)
Weighted Average Exercise Price per Share, Expired			$ 39.2			$ 39.20
Weighted Average Remaining Life (Years), Expired			1 month 28 days			6 months 3 days
Shares Under Options, Exercised				0		(5,459)		(5,459)
Weighted Average Exercise Price per Share, Exercised						$ 1.40
Weighted Average Remaining Life (Years), Exercised						2 months 26 days
Shares Under Options, Outstanding Balance	202,650	202,650	202,650	139,160	139,160	139,160	202,650	139,160	112,685	147,619
Weighted Average Exercise Price per Share, Outstanding balance	$ 7.67	$ 7.67	$ 7.67	$ 25.01	$ 25.01	$ 25.01	$ 7.67	$ 25.01	$ 13.10	$ 24.42
Employee Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Under Options, Outstanding Balance			112,685			147,619	112,685	147,619	147,619
Weighted Average Exercise Price per Share, Outstanding balance			$ 13.10			$ 24.42	$ 13.10	$ 24.42	$ 24.42
Weighted Average Remaining Life (Years), Outstanding									7 years 2 months 26 days
Shares Under Options, Granted									80,000	21,875
Weighted Average Exercise Price per Share, Granted									$ 1.24
Weighted Average Remaining Life (Years), Granted									9 years 10 months 20 days
Options, Forfeited									(105,425)	0
Weighted Average Exercise Price per Share, Forfeited									$ 19.76
Weighted Average Remaining Life (Years), Forfeited									7 years 2 months 26 days
Shares Under Options, Expired									(4,050)	0
Weighted Average Exercise Price per Share, Expired									$ 34.01
Weighted Average Remaining Life (Years), Expired									1 year 3 months 21 days
Shares Under Options, Exercised									(5,459)	(1,256)
Weighted Average Exercise Price per Share, Exercised									$ 1.40
Weighted Average Remaining Life (Years), Exercised									9 months 3 days
Shares Under Options, Outstanding Balance									112,685	147,619
Weighted Average Exercise Price per Share, Outstanding balance									$ 13.10	$ 24.42
Weighted Average Remaining Life (Years), Outstanding									8 years 4 months 28 days
Options, Exercisable - Balance									108,691
Weighted Average Exercise Price per Share, Outstanding - Balance									$ 12.90
Weighted Average Remaining Life (Years), Exercisable									8 years 5 months 8 days